TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 14 -	TAXES ON INCOME

a.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Until December 31, 2010, TAT and Turbochrome has elected to participate in the alternative package of tax benefits for its approved and benefited enterprise under the law.

Pursuant to such Law, the income derived from those enterprises will be exempt from Israeli corporate tax for a specified benefit period (except to the extent that dividends are distributed during the tax-exemption period other than upon liquidation) and subject to reduced corporate tax rates for an additional period.

In addition pursuant to a recent amendment o f the Law, any distribution of dividend as of August 15, 2021 will be prorated between exempt income and taxable income. As such, upon dividend distribution, in case the company has accumulated exempt income, the company will be obligated to pay the corporate income tax it was exempted from with respect to the exempt profits portion.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as ‘Preferred Income’, would be 6% in areas in Israel that are designated as Development Zone A and 12% elsewhere in Israel. Dividends distributed from taxable income derived from Preferred Enterprise would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing Company .While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment

Under the transitional provisions of the 2011 Amendment, the Company elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective as of January 1, 2014 to 9% in Zone A and 16%.

The uniform tax rate for Development Zone A, as of January 1, 2017, is 7.5% (as part of changes enacted in Amendment 73).

TAT and Turbochrome are   located in an area in Israel that is designated as Zone A and as such entitled to reduce tax rates of 7.5%.

b.	Corporate tax rate in Israel

The taxable income of TAT, not subject to benefits as detailed above, is taxed at corporate tax rate, which was 23% for all years included in these financial statements.

Capital gain is subject to capital gain tax according to corporate tax rate in the year which the assets are sold.

As of December 31, 2024, the Company has an accumulated tax loss carryforward from Israeli subsidiary of approximately $752 million (as of December 31, 2023, $2,927 million). Such carry forward loss has no expiration date

c.	U.S. subsidiaries

U.S. subsidiaries are taxed based on federal and state tax laws. The Federal statutory tax rate for 2024, 2023 and 2022 was 21% plus 2.5%-4% for state taxes.

As of December 31, 2024, the Company has a federal accumulated tax loss carryforward of approximately $7,860 (as of December 31, 2023, $12,991). Under U.S. tax laws, subject to certain limitations, carryforward tax losses originating in tax years beginning after January 1, 2018, have no expiration date, but are limited as a deduction to 80% of taxable income in any given year.

d.	Tax assessments

TAT’s income tax assessments are considered final through 2018.
Turbochrome income tax assessments are considered final through 2018.
Limco-Piedmont income tax assessments are considered final through 2019.

e.	Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2024	2023	2022
Income (loss) before taxes on income (tax benefit) from continued operations reported in the statements of income	$10,553	$4,745	$(1,648)

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income (tax benefit)	$2,427	$1,091	$(379)

Decrease in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(56)	(36)	(13)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(121)	(484)	(48)
Release of valuation allowance	(2,338)	-	238
Reduced deferred tax asset from expecting utilization of carryforward losses	-	183	-
Tax in respect of prior years	-	-	59
Permanent differences	31	-	77
Other adjustments	252	(178)	164
Taxes on income as reported in the statements of income	$195	$576	$98

f.	Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$7,761	$4,639	$(1,201)
Foreign (United States)	2,792	106	(447)

	$10,553	$4,745	$(1,648)

g.	Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2024	2023	2022
Current:
Domestic (Israel)	$-	$-	$-
Foreign (United States)	86	49	-

	86	49	-
Deferred:
Domestic (Israel)	(426)	358	268
Foreign (United States)	535	169	(170)

	109	527	98

	$195	$576	$98

h.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Provisions for employee benefits	$1,007	$657
Inventory	926	1,337
Capital tax losses carryforward	876	956
Net operating losses carryforward	2,519	2,368
R&D expenses	222	121
Other	912	417
Deferred tax assets, before valuation allowance	$6,462	$5,856
Valuation allowance	(876)	(3,214)
Deferred tax assets, net	5,586	2,642

Deferred tax liabilities:
Property, plant and equipment	(4,526)	(1,348)
Intangible assets	(150)	(300)
Other temporary differences deferred tax liabilities	(33)	-
Deferred tax liabilities	$(4,709)	$(1,648)

Net	877	994

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2021	$5,484
Deductions during the year	(282)
Balance, December 31,2022	$5,202
Deductions during the year	(1,988)
Balance, December 31,2023	$3,214
VA Release during the year	(1,114)
Deductions during the year	(1,224)
Balance, December 31,2024	$876

Valuation allowances

Deferred taxes as of December 31, 2023 were reduced by a valuation allowance relating to net operating losses and capital loss in TAT. In assessing the likelihood of realizing deferred tax assets, management considers factors such as prior earnings history, expected future earnings and the reversal of existing taxable temporary differences. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the determination of the appropriate valuation allowances, the Company has considered the most recent projections of future business results and taxable income by jurisdiction. Actual results may vary in comparison to current projections. After consideration of the evidence described above, management believes it is more likely than not that deferred tax assets will be realized. Therefore, during the year ended December 31, 2024, the Company recorded a release of $1,114 in respect of the valuation allowance applied on deferred tax assets recorded in Israel. As at December 31, 2024, the Company maintained a full valuation allowance relating to carry forward capital losses in Israel since management believes it is more likely than not that the deferred tax assets will not be realized.